FHLB Advances and Other Borrowings - Maturity Dates of Outstanding FHLB Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
FHLB advances
Within 1 year	$ 1,680,000	$ 1,395,000
1 to 3 years	300,000	430,000
3 to 5 years	200,000	400,000
More than 5 years	150,000	0
FHLB advances	$ 2,330,000	$ 2,225,000